Preferred and Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Warrant to Purchase Redeemable Convertible Preferred Stock

As of December 31, 2017, there were no outstanding warrants to purchase redeemable convertible preferred stock. Outstanding warrants to purchase shares of common stock consisted of the following:

December 31, 2017
Date Exercisable	Number of Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
December 12, 2012	788	$12.70	Common	Equity	December 6, 2022
February 25, 2013	3,152	$12.70	Common	Equity	December 6, 2022
February 29, 2016	3,237	$16.22	Common	Equity	February 18, 2026
August 23, 2016	3,237	$16.22	Common	Equity	February 18, 2026

	10,414

As of December 31, 2016, there were no outstanding warrants to purchase common stock. Outstanding warrants to purchase shares of redeemable convertible preferred stock consisted of the following:

December 31, 2016
Date Exercisable	Number of Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
December 12, 2012	2,202	$4.54	Series A-2	Liability	December 6, 2022
February 25, 2013	8,811	$4.54	Series A-2	Liability	December 6, 2022
February 29, 2016	7,251	$7.24	Series B	Liability	February 18, 2026
August 23, 2016	7,251	$7.24	Series B	Liability	February 18, 2026

	25,515